Leases - Summary of Company ROU Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Operating Current assets	$ 8,498		$ 451
Financing Property and equipment		$ 6	19
Total ROU assets		6	470
Current:
Operating Accrued expenses and other current liabilities	782		505
Financing Accrued expenses and other current liabilities		9	10
Noncurrent:
Operating Operating lease liability	$ 8,309	0	0
Financing Long-term debt			9
Total lease liabilities		$ 9	$ 524